Inventory	9 Months Ended
May 31, 2022
Inventory

7.	Inventory

Inventory consists of stockpiled ore, gold in-circuit, gold doré and supplies required during the course of exploration, development and production from its operations. IAS 2 requires allocation of fixed and variable production overheads that are incurred in converting materials into finished goods. The following is a breakdown of items in inventory:

	May 31, 2022	August 31, 2021
Stockpiled ore	$1,916	$712
In-circuit	162	350
Precious metals inventory	2,078	1,062
Supplies	170	117
Total Inventory	$2,248	$1,179